Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Entity Registrant Name	Identiv, Inc.
Entity Central Index Key	0001036044